Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2013
Loans And Allowance For Credit Losses Tables [Abstract]
Loans and Allowance for Credit Losses, Loans Outstanding

	December 31,
(in millions)	2013	2012	2011	2010	2009
Commercial:
Commercial and industrial	$197,210	187,759	167,216	151,284	158,352
Real estate mortgage	107,100	106,340	105,975	99,435	97,527
Real estate construction	16,747	16,904	19,382	25,333	36,978
Lease financing	12,034	12,424	13,117	13,094	14,210
Foreign (1)	47,665	37,771	39,760	32,912	29,398
Total commercial	380,756	361,198	345,450	322,058	336,465
Consumer:
Real estate 1-4 family first mortgage	258,497	249,900	228,894	230,235	229,536
Real estate 1-4 family junior lien mortgage	65,914	75,465	85,991	96,149	103,708
Credit card	26,870	24,640	22,836	22,260	24,003
Automobile	50,808	45,998	43,508	43,516	42,624
Other revolving credit and installment	42,954	42,373	42,952	43,049	46,434
Total consumer	445,043	438,376	424,181	435,209	446,305
Total loans	$825,799	799,574	769,631	757,267	782,770

  Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign primarily based on whether the borrower's primary address is outside of the United States.

Loans and Allowance for Credit Losses, Significant Activity

	Year ended December 31,
	2013			2012
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases (1)	$10,914	581	11,495	12,280	167	12,447
Sales	(6,740)	(514)	(7,254)	(5,840)	(840)	(6,680)
Transfers to MHFS/LHFS (1)	(258)	(11)	(269)	(84)	(21)	(105)

  The “Purchases” and “Transfers to MHFS/LHFS" categories exclude activity in government insured/guaranteed loans. As servicer, we are able to buy delinquent insured/guaranteed loans out of the Government National Mortgage Association (GNMA) pools. These loans have different risk characteristics from the rest of our consumer portfolio, whereby this activity does not impact the allowance for loan losses in the same manner because the loans are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). On a net basis, such purchases net of transfers to MHFS were $8.2 billion and $9.8 billion for the year ended 2013 and 2012, respectively.

Loans and Allowance for Credit Losses, Commitments to Lend

	Dec. 31,	Dec. 31,
(in millions)	2013	2012
Commercial:
Commercial and industrial	$238,962	215,626
Real estate mortgage	5,910	6,165
Real estate construction	12,593	9,109
Foreign	12,216	8,423
Total commercial	269,681	239,323
Consumer:
Real estate 1-4 family first mortgage	32,908	42,657
Real estate 1-4 family
junior lien mortgage	47,668	50,934
Credit card	78,961	70,960
Other revolving credit and installment	24,213	19,791
Total consumer	183,750	184,342
Total unfunded
credit commitments	$453,431	423,665

Loans and Allowance for Credit Losses, Allowance for Credit Losses

	Year ended December 31,
(in millions)	2013	2012	2011	2010	2009
Balance, beginning of year	$17,477	19,668	23,463	25,031	21,711
Provision for credit losses	2,309	7,217	7,899	15,753	21,668
Interest income on certain impaired loans (1)	(264)	(315)	(332)	(266)	-
Loan charge-offs:
Commercial:
Commercial and industrial	(715)	(1,306)	(1,598)	(2,775)	(3,365)
Real estate mortgage	(190)	(382)	(636)	(1,151)	(670)
Real estate construction	(28)	(191)	(351)	(1,189)	(1,063)
Lease financing	(33)	(24)	(38)	(120)	(229)
Foreign	(27)	(111)	(173)	(198)	(237)
Total commercial	(993)	(2,014)	(2,796)	(5,433)	(5,564)
Consumer:
Real estate 1-4 family first mortgage	(1,439)	(3,013)	(3,883)	(4,900)	(3,318)
Real estate 1-4 family junior lien mortgage	(1,578)	(3,437)	(3,763)	(4,934)	(4,812)
Credit card	(1,022)	(1,101)	(1,449)	(2,396)	(2,708)
Automobile	(625)	(651)	(799)	(1,308)	(2,063)
Other revolving credit and installment	(753)	(757)	(925)	(1,129)	(1,360)
Total consumer	(5,417)	(8,959)	(10,819)	(14,667)	(14,261)
Total loan charge-offs	(6,410)	(10,973)	(13,615)	(20,100)	(19,825)
Loan recoveries:
Commercial:
Commercial and industrial	380	461	419	427	254
Real estate mortgage	227	163	143	68	33
Real estate construction	137	124	146	110	16
Lease financing	16	19	24	20	20
Foreign	27	32	45	53	40
Total commercial	787	799	777	678	363
Consumer:
Real estate 1-4 family first mortgage	245	157	405	522	185
Real estate 1-4 family junior lien mortgage	269	259	218	211	174
Credit card	126	185	251	218	180
Automobile	321	362	439	499	564
Other revolving credit and installment	153	177	226	219	191
Total consumer	1,114	1,140	1,539	1,669	1,294
Total loan recoveries	1,901	1,939	2,316	2,347	1,657
Net loan charge-offs (2)	(4,509)	(9,034)	(11,299)	(17,753)	(18,168)
Allowances related to business combinations/other (3)	(42)	(59)	(63)	698	(180)
Balance, end of year	$14,971	17,477	19,668	23,463	25,031
Components:
Allowance for loan losses	$14,502	17,060	19,372	23,022	24,516
Allowance for unfunded credit commitments	469	417	296	441	515
Allowance for credit losses (4)	$14,971	17,477	19,668	23,463	25,031
Net loan charge-offs as a percentage of average total loans (2)	0.56%	1.17	1.49	2.30	2.21
Allowance for loan losses as a percentage of total loans (4)	1.76	2.13	2.52	3.04	3.13
Allowance for credit losses as a percentage of total loans (4)	1.81	2.19	2.56	3.10	3.20

  Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan's effective interest rate over the remaining life of the loan recognize reductions in the allowance as interest income.
  For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.
  Includes $693 million for the year ended December 31, 2010, related to the adoption of consolidation accounting guidance on January 1, 2010.
  The allowance for credit losses includes $30 million, $117 million, $231 million, $298 million and $333 million at December 31, 2013, 2012, 2011, 2010, and 2009, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category

	Year ended December 31,
			2013			2012
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of period	$5,714	11,763	17,477	6,358	13,310	19,668
Provision for credit losses	671	1,638	2,309	666	6,551	7,217
Interest income on certain impaired loans	(54)	(210)	(264)	(95)	(220)	(315)

Loan charge-offs	(993)	(5,417)	(6,410)	(2,014)	(8,959)	(10,973)
Loan recoveries	787	1,114	1,901	799	1,140	1,939
Net loan charge-offs	(206)	(4,303)	(4,509)	(1,215)	(7,819)	(9,034)
Allowance related to business combinations/other	(22)	(20)	(42)	-	(59)	(59)
Balance, end of period	$6,103	8,868	14,971	5,714	11,763	17,477

Loans and Allowance for Credit Losses, by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total

December 31, 2013

Collectively evaluated (1)	$4,921	5,011	9,932	372,918	398,084	771,002
Individually evaluated (2)	1,156	3,853	5,009	5,334	22,736	28,070
PCI (3)	26	4	30	2,504	24,223	26,727
Total	$6,103	8,868	14,971	380,756	445,043	825,799

December 31, 2012

Collectively evaluated (1)	$3,951	7,524	11,475	349,035	389,559	738,594
Individually evaluated (2)	1,675	4,210	5,885	8,186	21,826	30,012
PCI (3)	88	29	117	3,977	26,991	30,968
Total	$5,714	11,763	17,477	361,198	438,376	799,574

  Represents loans collectively evaluated for impairment in accordance with Accounting Standards Codification (ASC) 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for non-impaired loans.
  Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.
  Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 03-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Loans by Credit Quality Indicator

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2013

By risk category:
Pass	$182,072	94,992	14,594	11,577	44,208	347,443
Criticized	14,923	10,972	1,720	457	2,737	30,809
Total commercial loans (excluding PCI)	196,995	105,964	16,314	12,034	46,945	378,252
Total commercial PCI loans (carrying value)	215	1,136	433	-	720	2,504
Total commercial loans	$197,210	107,100	16,747	12,034	47,665	380,756

December 31, 2012

By risk category:
Pass	$169,293	87,183	12,224	11,787	35,380	315,867
Criticized	18,207	17,187	3,803	637	1,520	41,354
Total commercial loans (excluding PCI)	187,500	104,370	16,027	12,424	36,900	357,221
Total commercial PCI loans (carrying value)	259	1,970	877	-	871	3,977
Total commercial loans	$187,759	106,340	16,904	12,424	37,771	361,198

Loans by Delinquency Status, Commercial

	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

December 31, 2013

By delinquency status:
Current-29 DPD and still accruing	$195,908	103,139	15,698	11,972	46,898	373,615
30-89 DPD and still accruing	338	538	103	33	7	1,019
90+ DPD and still accruing	11	35	97	-	-	143
Nonaccrual loans	738	2,252	416	29	40	3,475
Total commercial loans (excluding PCI)	196,995	105,964	16,314	12,034	46,945	378,252
Total commercial PCI loans (carrying value)	215	1,136	433	-	720	2,504
Total commercial loans	$197,210	107,100	16,747	12,034	47,665	380,756

December 31, 2012

By delinquency status:
Current-29 DPD and still accruing	$185,614	100,317	14,861	12,344	36,837	349,973
30-89 DPD and still accruing	417	503	136	53	12	1,121
90+ DPD and still accruing	47	228	27	-	1	303
Nonaccrual loans	1,422	3,322	1,003	27	50	5,824
Total commercial loans (excluding PCI)	187,500	104,370	16,027	12,424	36,900	357,221
Total commercial PCI loans (carrying value)	259	1,970	877	-	871	3,977
Total commercial loans	$187,759	106,340	16,904	12,424	37,771	361,198

Loans by Delinquency Status, Consumer

	Real estate	Real estate			Other
	1-4 family	1-4 family			revolving
	first	junior lien	Credit		credit and
(in millions)	mortgage	mortgage	card	Automobile	installment	Total

December 31, 2013

By delinquency status:
Current-29 DPD	$193,361	64,194	26,203	49,699	31,866	365,323
30-59 DPD	2,784	461	202	852	178	4,477
60-89 DPD	1,157	253	144	186	111	1,851
90-119 DPD	587	182	124	66	76	1,035
120-179 DPD	747	216	196	4	20	1,183
180+ DPD	5,024	485	1	1	7	5,518
Government insured/guaranteed loans (1)	30,737	-	-	-	10,696	41,433
Total consumer loans (excluding PCI)	234,397	65,791	26,870	50,808	42,954	420,820
Total consumer PCI loans (carrying value)	24,100	123	-	-	-	24,223
Total consumer loans	$258,497	65,914	26,870	50,808	42,954	445,043

December 31, 2012

By delinquency status:
Current-29 DPD	$179,870	73,256	23,976	44,973	29,546	351,621
30-59 DPD	3,295	577	211	798	168	5,049
60-89 DPD	1,528	339	143	164	108	2,282
90-119 DPD	853	265	122	57	73	1,370
120-179 DPD	1,141	358	187	5	28	1,719
180+ DPD	6,655	518	1	1	4	7,179
Government insured/guaranteed loans (1)	29,719	-	-	-	12,446	42,165
Total consumer loans (excluding PCI)	223,061	75,313	24,640	45,998	42,373	411,385
Total consumer PCI loans (carrying value)	26,839	152	-	-	-	26,991
Total consumer loans	$249,900	75,465	24,640	45,998	42,373	438,376

  Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the Federal Family Education Loan Program (FFELP). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $20.8 billion at December 31 2013, compared with $20.2 billion at December 31, 2012. Student loans 90+ DPD totaled $900 million at December 31, 2013, compared with $1.1 billion at December 31, 2012.

Loans by FICO Score, Consumer

	Real estate	Real estate			Other
	1-4 family	1-4 family			revolving
	first	junior lien	Credit		credit and
(in millions)	mortgage	mortgage	card	Automobile	installment	Total

December 31, 2013

By updated FICO:
< 600	$14,128	5,047	2,404	8,400	956	30,935
600-639	9,030	3,247	2,175	5,925	1,015	21,392
640-679	14,917	5,984	4,176	8,827	2,156	36,060
680-719	24,336	10,042	5,398	8,992	3,914	52,682
720-759	32,991	13,575	5,530	6,546	5,263	63,905
760-799	72,062	19,238	4,535	6,313	6,828	108,976
800+	33,311	7,705	2,408	5,397	5,127	53,948
No FICO available	2,885	953	244	408	1,992	6,482
FICO not required	-	-	-	-	5,007	5,007
Government insured/guaranteed loans (1)	30,737	-	-	-	10,696	41,433
Total consumer loans (excluding PCI)	234,397	65,791	26,870	50,808	42,954	420,820
Total consumer PCI loans (carrying value)	24,100	123	-	-	-	24,223
Total consumer loans	$258,497	65,914	26,870	50,808	42,954	445,043

December 31, 2012

By updated FICO:
< 600	$17,662	6,122	2,314	7,928	1,163	35,189
600-639	10,208	3,660	1,961	5,451	952	22,232
640-679	15,764	6,574	3,772	8,142	2,011	36,263
680-719	24,725	11,361	4,990	7,949	3,691	52,716
720-759	31,502	15,992	5,114	5,787	4,942	63,337
760-799	63,946	21,874	4,109	5,400	6,971	102,300
800+	26,044	8,526	2,223	4,443	1,912	43,148
No FICO available	3,491	1,204	157	898	2,882	8,632
FICO not required	-	-	-	-	5,403	5,403
Government insured/guaranteed loans (1)	29,719	-	-	-	12,446	42,165
Total consumer loans (excluding PCI)	223,061	75,313	24,640	45,998	42,373	411,385
Total consumer PCI loans (carrying value)	26,839	152	-	-	-	26,991
Total consumer loans	$249,900	75,465	24,640	45,998	42,373	438,376

  Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under FFELP.

Loans by Loan to Value Ratio, Consumer

	December 31, 2013			December 31, 2012
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$74,046	13,636	87,682	56,247	12,170	68,417
60.01-80%	80,187	17,154	97,341	69,759	15,168	84,927
80.01-100%	30,843	16,272	47,115	34,830	18,038	52,868
100.01-120% (1)	10,678	9,992	20,670	17,004	13,576	30,580
> 120% (1)	6,306	7,369	13,675	13,529	14,610	28,139
No LTV/CLTV available	1,600	1,368	2,968	1,973	1,751	3,724
Government insured/guaranteed loans (2)	30,737	-	30,737	29,719	-	29,719
Total consumer loans (excluding PCI)	234,397	65,791	300,188	223,061	75,313	298,374
Total consumer PCI loans (carrying value)	24,100	123	24,223	26,839	152	26,991
Total consumer loans	$258,497	65,914	324,411	249,900	75,465	325,365

  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.
  Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Nonaccrual Loans

	Dec. 31,	Dec. 31,
(in millions)	2013	2012
Commercial:
Commercial and industrial	$738	1,422
Real estate mortgage	2,252	3,322
Real estate construction	416	1,003
Lease financing	29	27
Foreign	40	50
Total commercial (1)	3,475	5,824
Consumer:
Real estate 1-4 family first mortgage (2)	9,799	11,455
Real estate 1-4 family junior lien mortgage	2,188	2,922
Automobile	173	245
Other revolving credit and installment	33	40
Total consumer	12,193	14,662
Total nonaccrual loans
(excluding PCI)	$15,668	20,486

  Includes LHFS of $1 million and $16 million at December 31, 2013 and December 31, 2012, respectively.
  Includes MHFS of $227 million and $336 million at December 31, 2013 and December 31, 2012, respectively.

90 days or More Past Due and Still Accruing Loans

	December 31,
(in millions)	2013	2012
Loan 90 days or more past due and still accruing:
Total (excluding PCI):	$23,219	23,245
Less: FHA insured/VA guaranteed (1)(2)	21,274	20,745
Less: Student loans guaranteed
under the FFELP (3)	900	1,065
Total, not government
insured/guaranteed	$1,045	1,435

By segment and class, not government
insured/guaranteed:
Commercial:
Commercial and industrial	$11	47
Real estate mortgage	35	228
Real estate construction	97	27
Foreign	-	1
Total commercial	143	303
Consumer:
Real estate 1-4 family first mortgage (2)	354	564
Real estate 1-4 family junior lien mortgage (2)	86	133
Credit card	321	310
Automobile	55	40
Other revolving credit and installment	86	85
Total consumer	902	1,132
Total, not government
insured/guaranteed	$1,045	1,435

  Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.
  Includes mortgage loans held for sale 90 days or more past due and still accruing.
  Represents loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP.

Impaired Loans

		Recorded investment
			Impaired loans
	Unpaid		with related	Related
	principal	Impaired	allowance for	allowance for
(in millions)	balance	loans	credit losses	credit losses

December 31, 2013

Commercial:
Commercial and industrial	$2,016	1,274	1,024	223
Real estate mortgage	4,269	3,375	3,264	819
Real estate construction	946	615	589	101
Lease financing	71	33	33	8
Foreign	44	37	37	5
Total commercial (1)	7,346	5,334	4,947	1,156
Consumer:
Real estate 1-4 family first mortgage	22,450	19,500	13,896	3,026
Real estate 1-4 family junior lien mortgage	3,130	2,582	2,092	681
Credit card	431	431	431	132
Automobile	245	189	95	11
Other revolving credit and installment	44	34	27	3
Total consumer (2)	26,300	22,736	16,541	3,853
Total impaired loans (excluding PCI)	$33,646	28,070	21,488	5,009

December 31, 2012

Commercial:
Commercial and industrial	$3,331	2,086	2,086	353
Real estate mortgage	5,766	4,673	4,537	1,025
Real estate construction	1,975	1,345	1,345	276
Lease financing	54	39	39	11
Foreign	109	43	43	9
Total commercial (1)	11,235	8,186	8,050	1,674
Consumer:
Real estate 1-4 family first mortgage	21,293	18,472	15,224	3,074
Real estate 1-4 family junior lien mortgage	2,855	2,483	2,070	859
Credit card	531	531	531	244
Automobile	314	314	314	27
Other revolving credit and installment	27	26	26	6
Total consumer (2)	25,020	21,826	18,165	4,210
Total impaired loans (excluding PCI)	$36,255	30,012	26,215	5,884

  Excludes the unpaid principal balance for loans that have been fully charged off or otherwise have zero recorded investment.
  At December 31, 2013 and December 31, 2012, includes the recorded investment of $2.5 billion and $1.9 billion, respectively, of government insured/guaranteed loans that are predominantly insured by the FHA or guaranteed by the VA and generally do not have an allowance.

Impaired Loans, Average Recorded Investment and Interest Income

					Year ended December 31,
		2013		2012		2011
	Average	Recognized	Average	Recognized	Average	Recognized
	recorded	interest	recorded	interest	recorded	interest
(in millions)	investment	income	investment	income	investment	income
Commercial:
Commercial and industrial	$1,475	94	2,281	111	3,282	105
Real estate mortgage	3,842	141	4,821	119	5,308	80
Real estate construction	966	35	1,818	61	2,481	70
Lease financing	38	1	57	1	80	-
Foreign	33	-	36	1	29	-
Total commercial	6,354	271	9,013	293	11,180	255
Consumer:
Real estate 1-4 family first mortgage	19,419	973	15,750	803	13,592	700
Real estate 1-4 family
junior lien mortgage	2,498	143	2,193	80	1,962	76
Credit card	480	57	572	63	594	21
Automobile	232	29	299	42	244	26
Other revolving credit and installment	30	3	25	2	26	1
Total consumer (1)	22,659	1,205	18,839	990	16,418	824
Total impaired loans (excluding PCI)	$29,013	1,476	27,852	1,283	27,598	1,079

	Year ended December 31,
(in millions)	2013	2012	2011
Average recorded investment in impaired loans	$29,013	27,852	27,598
Interest income:
Cash basis of accounting	$426	316	180
Other (2)	1,050	967	899
Total interest income	$1,476	1,283	1,079

  Years ended December 31, 2013 and 2012, reflect the OCC guidance issued in third quarter 2012, which requires consumer loans discharged in bankruptcy to be classified as TDRs, as well as written down to net realizable collateral value.
  Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans. See footnote 1 to the table of changes in the allowance for credit losses.

Troubled Debt Restructurings, Modification by Type

	Primary modification type (1)				Financial effects of modifications
						Weighted	Recorded
						average	investment
		Interest				interest	related to
		rate	Other		Charge-	rate	interest rate
(in millions)	Principal (2)	reduction	concessions (3)	Total	offs (4)	reduction	reduction (5)

Year ended December 31, 2013
Commercial:
Commercial and industrial	$4	176	1,081	1,261	17	4.71%	$176
Real estate mortgage	33	307	1,391	1,731	8	1.66	308
Real estate construction	-	12	381	393	4	1.07	12
Lease financing	-	-	-	-	-	-	-
Foreign	15	1	-	16	-	-	1
Total commercial	52	496	2,853	3,401	29	2.72	497
Consumer:
Real estate 1-4 family first mortgage	1,143	1,170	3,681	5,994	233	2.64	2,019
Real estate 1-4 family junior lien mortgage	103	181	472	756	42	3.33	276
Credit card	-	182	-	182	-	10.38	182
Automobile	3	12	97	112	34	7.66	12
Other revolving credit and installment	-	10	12	22	-	4.87	10
Trial modifications (6)	-	-	50	50	-	-	-
Total consumer	1,249	1,555	4,312	7,116	309	3.31	2,499
Total	$1,301	2,051	7,165	10,517	338	3.21%	$2,996

Year ended December 31, 2012
Commercial:
Commercial and industrial	$11	35	1,370	1,416	40	1.60%	$38
Real estate mortgage	47	219	1,907	2,173	12	1.57	226
Real estate construction	12	19	531	562	10	1.69	19
Lease financing	-	-	4	4	-	-	-
Foreign	-	-	19	19	-	-	-
Total commercial	70	273	3,831	4,174	62	1.58	283
Consumer:
Real estate 1-4 family first mortgage	1,371	1,302	5,822	8,495	547	3.00	2,379
Real estate 1-4 family junior lien mortgage	79	244	756	1,079	512	3.70	313
Credit card	-	241	-	241	-	10.85	241
Automobile	5	54	265	324	50	6.90	56
Other revolving credit and installment	-	1	22	23	5	4.29	2
Trial modifications (6)	-	-	666	666	-	-	-
Total consumer	1,455	1,842	7,531	10,828	1,114	3.78	2,991
Total	$1,525	2,115	11,362	15,002	1,176	3.59%	$3,274

Year ended December 31, 2011
Commercial:
Commercial and industrial	$166	64	2,412	2,642	84	3.13%	$69
Real estate mortgage	113	146	1,894	2,153	24	1.46	160
Real estate construction	29	114	421	564	26	0.81	125
Lease financing	-	-	57	57	-	-	-
Foreign	-	-	22	22	-	-	-
Total commercial	308	324	4,806	5,438	134	1.55	354
Consumer:
Real estate 1-4 family first mortgage	1,629	1,908	934	4,471	293	3.27	3,322
Real estate 1-4 family junior lien mortgage	98	559	197	854	28	4.34	654
Credit card	-	336	-	336	2	10.77	260
Automobile	73	115	3	191	23	6.39	177
Other revolving credit and installment	1	4	4	9	1	5.00	4
Trial modifications (6)	-	-	651	651	-	-	-
Total consumer	1,801	2,922	1,789	6,512	347	4.00	4,417
Total	$2,109	3,246	6,595	11,950	481	3.82%	$4,771

(1)	Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $3.1 billion, $3.9 billion and $496 million, for the years ended December 31, 2013, 2012 and 2011, respectively, which reflect the impact of the prospective adoption of the OCC guidance issued in 2012.
(2)	Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.
(3)	Other concessions include loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the interest rate. Years ended December 2013 and 2012 includes $4.0 billion and $5.2 billion of consumer loans discharged in bankruptcy, respectively, as a result of the OCC guidance implementation. The OCC guidance issued in third quarter 2012 required consumer loans discharged in bankruptcy to be classified as TDRs, as well as written down to net realizable collateral value.
(4)	Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in legally forgiving principal (actual, contingent or deferred) of $393 million, $495 million and $577 million for the years ended December 31, 2013, 2012 and 2011, respectively.
(5)	Reflects the effect of reduced interest rates on loans with principal or interest rate reduction primary modification type.
(6)	Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Troubled Debt Restructuring, Current Defaults

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2013	2012	2011
Commercial:
Commercial and industrial	$234	379	216
Real estate mortgage	303	579	331
Real estate construction	70	261	69
Lease financing	-	1	1
Foreign	1	-	1
Total commercial	608	1,220	618
Consumer:
Real estate 1-4 family first mortgage	370	567	1,110
Real estate 1-4 family junior lien mortgage	34	55	137
Credit card	59	94	156
Automobile	18	55	110
Other revolving credit and installment	1	1	3
Total consumer	482	772	1,516
Total	$1,090	1,992	2,134

Purchased Credit Impaired Loans, Loans Outstanding

	December 31,
(in millions)	2013	2012	2008
Commercial:
Commercial and industrial	$215	259	4,580
Real estate mortgage	1,136	1,970	5,803
Real estate construction	433	877	6,462
Foreign	720	871	1,859
Total commercial	2,504	3,977	18,704
Consumer:
Real estate 1-4 family first mortgage	24,100	26,839	39,214
Real estate 1-4 family junior lien mortgage	123	152	728
Automobile	-	-	151
Total consumer	24,223	26,991	40,093
Total PCI loans (carrying value)	$26,727	30,968	58,797
Total PCI loans (unpaid principal balance)	$38,229	45,174	98,182

Purchased Credit Impaired Loans, Accretable Yield

		Year ended December 31,
(in millions)	2013	2012	2011	2010	2009
Total, beginning of year	$18,548	15,961	16,714	14,559	10,447
Addition of accretable yield due to acquisitions	1	3	128	-	-
Accretion into interest income (1)	(1,833)	(2,152)	(2,206)	(2,392)	(2,601)
Accretion into noninterest income due to sales (2)	(151)	(5)	(189)	(43)	(5)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	971	1,141	373	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference (3)	(144)	3,600	1,141	1,191	6,277
Total, end of year	$17,392	18,548	15,961	16,714	14,559

  Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.
  Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.
  Represents changes in cash flows expected to be collected due to the impact of modifications, changes in prepayment assumptions, changes in interest rates on variable rate PCI loans and sales to third parties. The decline in expected interest cash flows in 2013 is primarily attributable to a decline in variable rate indices applicable to these loans, an increase in prepayment estimates, and updated estimates for interest collections attributable to loan modification activities.

Purchased Credit Impaired Loans, Allowance for Credit Losses

			Other
(in millions)	Commercial	Pick-a-Pay	consumer	Total
Balance, December 31, 2008	$-	-	-	-
Provision for losses due to credit deterioration	850	-	3	853
Charge-offs	(520)	-	-	(520)
Balance, December 31, 2009	330	-	3	333
Provision for losses due to credit deterioration	712	-	59	771
Charge-offs	(776)	-	(30)	(806)
Balance, December 31, 2010	266	-	32	298
Provision for losses due to credit deterioration	106	-	54	160
Charge-offs	(207)	-	(20)	(227)
Balance, December 31, 2011	165	-	66	231
Provision for losses due to credit deterioration	25	-	7	32
Charge-offs	(102)	-	(44)	(146)
Balance, December 31, 2012	88	-	29	117
Reversal of provision for losses	(52)	-	(16)	(68)
Charge-offs	(10)	-	(9)	(19)
Balance, December 31, 2013	$26	-	4	30

Purchased Credit Impaired Loans by Credit Quality Indicator

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2013

By risk category:
Pass	$118	316	160	8	602
Criticized	97	820	273	712	1,902
Total commercial PCI loans	$215	1,136	433	720	2,504

December 31, 2012

By risk category:
Pass	$95	341	207	255	898
Criticized	164	1,629	670	616	3,079
Total commercial PCI loans	$259	1,970	877	871	3,977

Purchased Credit Impaired Loans by Delinquency Status, Commercial

	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

December 31, 2013

By delinquency status:
Current-29 DPD and still accruing	$210	1,052	355	632	2,249
30-89 DPD and still accruing	5	41	2	-	48
90+ DPD and still accruing	-	43	76	88	207
Total commercial PCI loans	$215	1,136	433	720	2,504

December 31, 2012

By delinquency status:
Current-29 DPD and still accruing	$235	1,804	699	704	3,442
30-89 DPD and still accruing	1	26	51	-	78
90+ DPD and still accruing	23	140	127	167	457
Total commercial PCI loans	$259	1,970	877	871	3,977

Purchased Credit Impaired Loans by Delinquency Status, Consumer

	December 31, 2013			December 31, 2012
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By delinquency status:
Current-29 DPD and still accruing	$20,712	171	20,883	22,304	198	22,502
30-59 DPD and still accruing	2,185	8	2,193	2,587	11	2,598
60-89 DPD and still accruing	1,164	4	1,168	1,361	7	1,368
90-119 DPD and still accruing	457	2	459	650	6	656
120-179 DPD and still accruing	517	4	521	804	7	811
180+ DPD and still accruing	4,291	95	4,386	5,356	116	5,472
Total consumer PCI loans (adjusted unpaid principal balance)	$29,326	284	29,610	33,062	345	33,407
Total consumer PCI loans (carrying value)	$24,100	123	24,223	26,839	152	26,991

Purchased Credit Impaired Loans by FICO Score, Consumer

	December 31, 2013			December 31, 2012
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
(in millions)	mortgage	mortgage	Total	mortgage	mortgage	Total
By FICO:
< 600	$9,933	101	10,034	13,163	144	13,307
600-639	6,029	60	6,089	6,673	68	6,741
640-679	6,789	70	6,859	6,602	73	6,675
680-719	3,732	35	3,767	3,635	39	3,674
720-759	1,662	11	1,673	1,757	11	1,768
760-799	865	5	870	874	6	880
800+	198	1	199	202	1	203
No FICO available	118	1	119	156	3	159
Total consumer PCI loans (adjusted unpaid principal balance)	$29,326	284	29,610	33,062	345	33,407
Total consumer PCI loans (carrying value)	$24,100	123	24,223	26,839	152	26,991

Purchased Credit Impaired Loans by Loan to Value Ratio, Consumer

	December 31, 2013			December 31, 2012
	Real estate	Real estate		Real estate	Real estate
	1-4 family	1-4 family		1-4 family	1-4 family
	first	junior lien		first	junior lien
	mortgage	mortgage		mortgage	mortgage
(in millions)	by LTV	by CLTV	Total	by LTV	by CLTV	Total
By LTV/CLTV:
0-60%	$2,501	32	2,533	1,374	21	1,395
60.01-80%	8,541	42	8,583	4,119	30	4,149
80.01-100%	10,366	88	10,454	9,576	61	9,637
100.01-120% (1)	4,677	67	4,744	8,084	93	8,177
> 120% (1)	3,232	54	3,286	9,889	138	10,027
No LTV/CLTV available	9	1	10	20	2	22
Total consumer PCI loans (adjusted unpaid principal balance)	$29,326	284	29,610	33,062	345	33,407
Total consumer PCI loans (carrying value)	$24,100	123	24,223	26,839	152	26,991

  Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.